Summary of Significant Accounting Policies and Estimates - Schedule of Unamortized Installation Cost and Sales Commissions (Details) (10-K) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Balance, beginning	$ 274	$ 424
Incremental costs deferred	128	513
Deferred costs recognized	(250)	(663)
Balance, ending		274
Installation Costs [Member]
Balance, beginning	187	321
Incremental costs deferred		352
Deferred costs recognized		(486)
Balance, ending		187
Sales Commissions [Member]
Balance, beginning	$ 87	103
Incremental costs deferred		161
Deferred costs recognized		(177)
Balance, ending		$ 87